Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Consolidated Statements Of Comprehensive Income [Abstract]
Net income attributable to common shareholders	$ 221,300		$ 196,563		$ 143,069
Other comprehensive income, net of tax:
Unrealized holding gain (loss) on investments, net of tax of $76, $106, and $(5) for the years ended December 31, 2013, 2012, and 2011, respectively.	141		198		(10)
Reclassification adjustment for loss (gain) reported in net income, net of tax (benefit) of $(49), $182, and $125 for the twelve months ended December 31, 2013, 2012, and 2011, respectively.	90	[1]	(339)	[1]	(233)	[1]
Comprehensive income	$ 221,531		$ 196,422		$ 142,826

[1]	Amount of pre-tax loss (gain) of $139, $(521), and $(358) reclassified from accumulated other comprehensive income to loss (gain) on sale of other assets on the consolidated statements of net income for the years ended December 31, 2013, 2012, and 2011, respectively.